Document and Entity Information	3 Months Ended
Sep. 30, 2011
Document And Entity Information
Entity Registrant Name	GelTech Solutions, Inc.
Entity Central Index Key	0001403676
Document Type	S-1
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company